Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity Table [Abstract]
Schedule of Warrants Activity	A summary of warrants activity for the years ended December 31, 2022 and 2021 is as follows:
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	3.48 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	3.48 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
Expire of Warrants issued in July 6, 2016	(9,280,323)
Balance of warrants outstanding as of December 31, 2021	623,078	0.52 years
Expire of Warrants issued in July 9, 2022	(623,078)
Balance of warrants outstanding as of December 31, 2022	—	—	—

*        As of December 31, 2022, there was not any warrant of the Company. On July 9, 2022, 576,924 Series A Warrants and 46,154 Placement Agent Warrants expired.

Schedule of Estimated the Fair Value of Series A Warrants	On the July 10, 2018, December 31, 2020 and 2021, the Company estimated the fair value of Series A Warrants using the following assumption.
	On July 10, 2018	On December 31, 2020	On December 31, 2021
Terms of warrants	48 months	18 months	6 months
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	0.12%	0.19%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.19	2.19
On July 10, 2018
Terms of warrants	1 month
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87